SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On August 3, 2022, MD UK signed a purchase agreement with Braveheart Hotels Ltd, a UK company, to purchase Fernie Castle in the amount of approximately $1,912,000 (1,580,000 British pound sterling). In connection with the purchase of Fernie Castle, MD UK made a deposit of $194,791 (158,000 British pound sterling) in May 2022. The remaining balance was paid in full in August 2022.